Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.8%
Colony Capital Inc.	1,562,849	$3,750,838
PS Business Parks Inc.	62,553	8,282,017
STORE Capital Corp.	679,893	16,188,252
VEREIT Inc.	3,287,545	21,138,914
Washington REIT	258,932	5,748,290
WP Carey Inc.	522,953	35,377,771

		90,486,082

Health Care REITs — 8.0%
Diversified Healthcare Trust	669,715	2,963,489
Healthcare Realty Trust Inc.	416,239	12,191,640
Healthcare Trust of America Inc., Class A(a)	666,897	17,686,109
Healthpeak Properties Inc.	1,632,103	44,980,759
Medical Properties Trust Inc.	1,604,144	30,157,907
National Health Investors Inc.	139,010	8,440,687
Omega Healthcare Investors Inc.	692,238	20,580,236
Physicians Realty Trust	624,923	10,948,651
Sabra Health Care REIT Inc.	637,924	9,205,243
Ventas Inc.	1,131,125	41,421,798
Welltower Inc.	1,261,327	65,273,672

		263,850,191

Hotel & Resort REITs — 2.1%
Apple Hospitality REIT Inc.	659,118	6,367,080
DiamondRock Hospitality Co.(a)	647,444	3,580,365
Host Hotels & Resorts Inc.	2,150,339	23,202,158
Park Hotels & Resorts Inc.	736,905	7,287,990
Pebblebrook Hotel Trust	413,716	5,651,361
RLJ Lodging Trust(a)	524,209	4,948,533
Ryman Hospitality Properties Inc.	173,300	5,996,180
Service Properties Trust	534,468	3,789,378
Sunstone Hotel Investors Inc.	682,030	5,558,545
Xenia Hotels & Resorts Inc.(a)	368,136	3,434,709

		69,816,299

Industrial REITs — 9.8%
Americold Realty Trust	609,598	22,128,407
Duke Realty Corp.	1,115,706	39,484,835
EastGroup Properties Inc.	120,116	14,246,959
First Industrial Realty Trust Inc.	391,148	15,035,729
Lexington Realty Trust	863,143	9,106,159
Prologis Inc.	2,229,367	208,066,822
Rexford Industrial Realty Inc.	375,164	15,543,045

		323,611,956

Mortgage REITs — 3.0%
AGNC Investment Corp.	1,705,990	22,007,271
Annaly Capital Management Inc.	4,356,148	28,576,331
Blackstone Mortgage Trust Inc., Class A	451,028	10,865,265
Chimera Investment Corp.	611,758	5,878,994
Invesco Mortgage Capital Inc.(a)	504,536	1,886,963
MFA Financial Inc.	1,477,968	3,680,140
New Residential Investment Corp.	1,290,121	9,585,599
Starwood Property Trust Inc.	868,096	12,986,716
Two Harbors Investment Corp.	873,378	4,401,825

		99,869,104

Office REITs — 7.9%
Alexandria Real Estate Equities Inc.	381,534	61,903,891
Boston Properties Inc.	438,395	39,622,140
Brandywine Realty Trust	543,040	5,913,706
Columbia Property Trust Inc.	362,182	4,759,071

Security	Shares	Value

Office REITs (continued)
Corporate Office Properties Trust	341,555	$8,655,004
Cousins Properties Inc.	456,326	13,612,204
Douglas Emmett Inc.	506,683	15,534,901
Equity Commonwealth	375,999	12,107,168
Highwoods Properties Inc.	320,723	11,972,590
Hudson Pacific Properties Inc.	474,284	11,932,985
JBG SMITH Properties	364,267	10,771,375
Kilroy Realty Corp.	322,605	18,936,913
Mack-Cali Realty Corp.	291,468	4,456,546
Paramount Group Inc.	610,546	4,707,310
Piedmont Office Realty Trust Inc., Class A	397,074	6,595,399
SL Green Realty Corp.	236,976	11,680,547
Vornado Realty Trust	485,184	18,538,881

		261,700,631

Real Estate Development — 0.2%
Howard Hughes Corp. (The)(a)(b)	141,389	7,345,159

Real Estate Services — 2.1%
CBRE Group Inc., Class A(b)	1,015,738	45,931,672
Cushman & Wakefield PLC(b)	522,676	6,512,543
Jones Lang LaSalle Inc.(a)	158,501	16,398,514

		68,842,729

Research & Consulting Services — 2.6%
CoStar Group Inc.(b)	118,988	84,561,202

Residential REITs — 13.5%
American Campus Communities Inc.	422,685	14,777,067
American Homes 4 Rent, Class A	780,202	20,987,434
Apartment Investment & Management Co., Class A	456,617	17,187,064
AvalonBay Communities Inc.	425,639	65,820,815
Camden Property Trust	293,717	26,792,865
Equity LifeStyle Properties Inc.	552,359	34,511,390
Equity Residential	1,058,854	62,281,792
Essex Property Trust Inc.	198,453	45,479,474
Invitation Homes Inc.	1,647,758	45,362,778
Mid-America Apartment Communities Inc.	346,300	39,710,221
Sun Communities Inc.	298,000	40,432,640
UDR Inc.	895,337	33,467,697

		446,811,237

Retail REITs — 7.9%
Acadia Realty Trust	281,607	3,655,259
Brixmor Property Group Inc.	917,637	11,764,106
Federal Realty Investment Trust	215,484	18,361,392
Kimco Realty Corp.	1,321,726	16,970,962
Macerich Co. (The)(a)	386,395	3,465,963
National Retail Properties Inc.	525,674	18,650,914
Realty Income Corp.	1,039,583	61,855,188
Regency Centers Corp.	516,572	23,705,489
Retail Properties of America Inc., Class A	681,468	4,988,346
Simon Property Group Inc.	925,494	63,285,280
SITE Centers Corp.	485,315	3,931,051
Spirit Realty Capital Inc.	317,485	11,067,527
Taubman Centers Inc.	193,682	7,313,432
Urban Edge Properties	362,341	4,300,988
Weingarten Realty Investors	378,619	7,167,258

		260,483,155

Specialized REITs — 39.5%
American Tower Corp.	1,337,311	345,748,386
CoreCivic Inc.	389,159	3,642,528
CoreSite Realty Corp.	123,896	14,998,850

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialized REITs (continued)
Crown Castle International Corp.(a)	1,257,814	$210,495,173
CubeSmart	594,452	16,044,259
CyrusOne Inc.(a)	350,360	25,488,690
Digital Realty Trust Inc.	809,783	115,078,262
EPR Properties	242,085	8,020,276
Equinix Inc.(a)	219,649	154,259,493
Extra Space Storage Inc.(a)	391,897	36,199,526
Gaming and Leisure Properties Inc.	632,266	21,876,403
GEO Group Inc. (The)	388,680	4,598,084
Iron Mountain Inc.	878,800	22,936,680
Lamar Advertising Co., Class A(a)	263,979	17,623,238
Life Storage Inc.	144,525	13,722,649
Outfront Media Inc.	456,721	6,471,736
PotlatchDeltic Corp.	210,254	7,995,960
Public Storage	454,566	87,226,670
Rayonier Inc.	429,706	10,652,412
SBA Communications Corp.	337,585	100,573,323
VICI Properties Inc.	1,423,746	28,745,432
Weyerhaeuser Co.	2,260,889	50,779,567

		1,303,177,597

Total Common Stocks — 99.4% (Cost: $4,252,771,334)		3,280,555,342

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	16,781,949	$16,803,765
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	9,260,000	9,260,000

		26,063,765

Total Short-Term Investments — 0.8% (Cost: $26,027,606)		26,063,765

Total Investments in Securities — 100.2% (Cost: $4,278,798,940)		3,306,619,107

Other Assets, Less Liabilities — (0.2)%		(5,041,811)

Net Assets — 100.0%		$3,301,577,296

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	15,875,689	906,260	16,781,949	$16,803,765	$77,410	(b)	$41,595		$24,470
BlackRock Cash Funds: Treasury, SL Agency Shares	7,010,000	2,250,000	9,260,000	9,260,000	2,450		—		—

				$26,063,765	$79,860		$41,595		$24,470

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate Index	687	09/18/20	$21,283	$(202,753)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Real Estate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,280,555,342	$—	$—	$3,280,555,342
Money Market Funds	26,063,765	—	—	26,063,765

	$3,306,619,107	$—	$—	$3,306,619,107

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(202,753)	$—	$—	$(202,753)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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